Concentration of Risk (Concentration of Credit Risk, Accounts Receivable) (Details) - Credit Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Top three customers [Member]
Concentration Risk [Line Items]
Percentage of concentration risk from accounts receivable	50.00%	59.00%
Single customer [Member]
Concentration Risk [Line Items]
Percentage of concentration risk from accounts receivable	22.00%	38.00%